Income Tax Credit (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Schedule of Major Components of Income Tax

The major components of income tax for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
	(in thousands)
	£	£	£
Current tax:
In respect of current year U.K.	4,558	6,366	7,185
In respect of current year U.S.	(1)	(3)	—
In respect of prior years U.K.	(206)	35	69
Total current tax	4,351	6,398	7,254

Deferred tax:
In respect of current year U.S.	48	34	15
In respect of prior years U.S.	(1)	—	—
Total deferred tax	47	34	15

Income tax credit	4,398	6,432	7,269

Current income tax receivable:
U.K. tax	5,121	6,366	7,185
U.S. tax	2	1	3
Current income tax receivable	5,123	6,367	7,188

Deferred tax:
U.S. tax	143	103	60

Schedule of Reconciliation of Accounting Loss per Statement of Operations

The credit for the year can be reconciled to the loss per the statement of operations as follows:

	2023	2022	2021
	(in thousands)
	£	£	£
Loss before tax	(32,030)	(38,453)	(47,802)
Tax on loss at standard U.K. tax rate of 23.52% (2022: 19%; 2021: 19%)	(7,533)	(7,306)	(9,082)
Effects of:
Expenses not deductible	4,818	4,595	4,757
Deduction for R&D	(7,394)	(8,342)	(9,415)
Losses surrendered for R&D tax credit	7,394	8,342	9,415
Deferred tax - prior year adjustment	1	—	—
Overseas tax payable - current year	1	3	—
R&D tax credit - U.S.	(48)	(34)	(15)
R&D tax credit - current year	(4,558)	(6,366)	(7,185)
R&D tax credit - prior years	206	(35)	(69)
Deferred tax asset not recognized	2,715	2,711	4,325
Income tax credit	(4,398)	(6,432)	(7,269)